Summary of Significant Accounting Policies (Details 5)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Summary of Significant Accounting Policies
Net income, representing undistributed earnings available to ordinary shareholder-basic and diluted	$ 19,843,331	¥ 128,854,649	¥ 79,210,649	¥ 79,528,309
Weighted average number of ordinary shares outstanding - basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000
Basic and diluted (in dollars per share) | (per share)	$ 0.77	¥ 5.01	¥ 3.08	¥ 3.09